Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2019	2020	2021
Revenues from long-term time charters	312,978	243,288	177,275
Revenues from spot time charters	60,715	90,374	148,867
Revenues from the Cool Pool	4,994	—	—
Total	378,687	333,662	326,142